Concentrations	3 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations

13. Concentrations:

Major customers

During the quarter ended March 31, 2025 and 2024, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the quarter ended March 31, 2025, the Company had revenues of $607,248, $453,674, and $350,000, from three customers (March 31, 2024 - three customers for $277,204, $260,881, and $256,166) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue and the Google and iOS App Stores to provide a content platform for the Rooplay Apps to be played thereon.